Financial instruments and risk management (Details 5) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Increase in basis point	100.00%
Decrease in basis point	100.00%	100.00%
Increase in results	$ 5,456	$ 4,836
Decrease in results	(5,456)	(4,836)
Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Increase in results	1,241	1,385
Decrease in results	(1,241)	(1,385)
Incline II B Shannon 18 Limited (PDP BBAM) [Member]
IfrsStatementLineItems [Line Items]
Increase in results	100	889
Decrease in results	(100)	(889)
Banco Santander Mexico, S.A. y Banco Nacional de Comercio Exterior, S.N.C. [Member]
IfrsStatementLineItems [Line Items]
Increase in results	1,232	783
Decrease in results	(1,232)	(783)
GY Aviation Lease 1714 Co. Limited (PDP CDB) [Member]
IfrsStatementLineItems [Line Items]
Increase in results	1,264	651
Decrease in results	(1,264)	(651)
JSA International U.S. Holdings, LLC (PDP JSA) [Member]
IfrsStatementLineItems [Line Items]
Increase in results	133	294
Decrease in results	(133)	(294)
Oriental Leasing 6 Company Limited (PDP CMB) [Member]
IfrsStatementLineItems [Line Items]
Increase in results	1,289	834
Decrease in results	(1,289)	$ (834)
Pre Delivery Payments Financing With Credit Agricole Corporate And Investment Bank [Member]
IfrsStatementLineItems [Line Items]
Increase in results	197
Decrease in results	$ (197)